UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21866
                                                     ---------

                                Highland Funds I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               Dallas, Texas 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               Dallas, Texas 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 665-1287
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
HIGHLAND FUNDS I                                                ANNUAL REPORT
                                                               AUGUST 31, 2007
--------------------------------------------------------------------------------

                                              HIGHLAND EQUITY OPPORTUNITIES FUND

                                                       HIGHLAND HIGH INCOME FUND

                                                            HIGHLAND INCOME FUND

                                [GRAPHIC OMITTED]

                              [HIGHLAND FUNDS LOGO]

                                   managed by
                        Highland Capital Management, L.P.

[LOGO]                          HIGHLAND FUNDS I                          [LOGO]

                       HIGHLAND EQUITY OPPORTUNITIES FUND
                            HIGHLAND HIGH INCOME FUND
                              HIGHLAND INCOME FUND
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Portfolio Manager Commentary ..............................................    1
Fund Profiles .............................................................    4
Financial Statements ......................................................    7
   Investment Portfolio ...................................................    8
   Statement of Assets and Liabilities ....................................   12
   Statement of Operations ................................................   14
   Statement of Changes in Net Assets .....................................   15
   Statement of Cash Flows ................................................   17
   Financial Highlights ...................................................   18
   Notes to Financial Statements ..........................................   21
   Report of Independent Registered Public Accounting Firm ................   27
   Additional Information .................................................   28
Important Information About This Report ...................................   34

                Economic and market conditions change frequently.
             There is no assurance that the trends described in this
                        report will continue or commence.

             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

AUGUST 31, 2007                               HIGHLAND EQUITY OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

From its inception date of December 5, 2006, Highland Equity Opportunities Fund, Class A, returned 9.20% without sales charge. Additionally, the Fund posted a cumulative total return without sales charge of 9.09% for the first eight months of the year. The year-to-date performance compares favorably to the Fund's benchmark, the Standard & Poor's 500 Index ("S&P (R) 500"), which posted a 6.67% cumulative total return during the same period.

MANAGER'S DISCUSSION

At period end, the Fund's long basket held 42 investments totaling $20 million across 18 sectors, while the short basket remained relatively selective with a total of three investments.

For the period under review, the Fund's performance benefited from positions held within the chemicals, energy, and financial sectors. Mosaic Co., a producer of phosphate, potash, nitrogen and various fertilizer products, was one the largest positive contributors to the Fund's returns. Mosaic benefited from strong fertilizer industry fundamentals that led to rising prices hitting the bottom line. Within the energy sector, top contributors to performance were Southwestern Energy Co. and Williams Cos. Southwestern Energy, an independent energy company primarily focused on the exploration for and production of natural gas, has benefited from strong production numbers and positive investor sentiment regarding the company's ramp-up of its Fayetteville Shale wells. Williams has benefited from strong commodity price fundamentals and organic growth opportunities and strategic catalysts (such as share repurchases and asset drop-downs to its master limited partnerships). The Fund's investment in Reliant Energy, Inc. has also benefited from the strong sector performance of utility names during the period.

Within the financial sector, the Fund had accrued positive returns from positions in SLM Corp. and in Nuveen Investments, Inc. SLM, one of the Fund's event-driven value investments, benefited from an offer by an investor group to acquire the company. Similarly, Nuveen Investments announced in June that it was to be acquired by a private equity group led by Madison Dearborn Partners.

During the period, certain of the Fund's positions in the healthcare and housing-related sectors hindered overall performance. Within the healthcare sector, pending changes to key reimbursement rates and a Department of Justice inquiry into the company's business practices had a negative effect on our position in Omnicare, Inc. Additionally, our investment in PDL BioPharma, Inc. was negatively affected by the company's termination of its Nuvion phase III program after a review showed no efficacy. The deteriorating market outlook within the housing sector negatively affected positions in Georgia Gulf Corp. and Weyerhaeuser Co.

Short positions were limited during the period under review to select investments primarily in the gaming and media sectors as well as an ETF short in the Russell 2000 Index. The Russell short was primarily put on as a macro hedge to individual company short positions.

Thank you for your continued participation in Highland Equity Opportunities Fund. We look forward to serving your future investment needs.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS A

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

  Date       Without Sales Charge    With Sales Charge     S&P (R) 500 Index
12/5/2006           $10,000                $ 9,450               $10,000
2/28/2007           $10,200                $ 9,641               $10,093
5/31/2007           $11,150                $10,539               $11,029
8/31/2007           $10,920                $10,321               $10,667

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Please refer to Note 10, Disclosure of Significant Risks and Contingencies for more information.

            ---------------------------------------------------------
                      Average Annual Total Returns for the
                          Period Ended August 31, 2007
                                         Class A   Class C   Class Z
            ---------------------------------------------------------
            Since Inception
               (December 5, 2006):
               Without sales charge         9.20%     9.00%     9.40%
               With sales charge            3.21%     8.00%      n/a
            ---------------------------------------------------------

"WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES ("CDSC"). "WITH SALES CHARGE" RETURNS REFLECT THE MAXIMUM SALES CHARGE OF 5.50% ON CLASS A SHARES. THE CDSC ON CLASS C SHARES IS 1% WITHIN THE FIRST YEAR FOR EACH PURCHASE. THERE IS NO CDSC ON CLASS C SHARES THEREAFTER.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.HIGHLANDFUNDS.COM.

THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH DECEMBER 4, 2007. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.


                                                               Annual Report | 1

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

AUGUST 31, 2007                                        HIGHLAND HIGH INCOME FUND

HOW HAS THE FUND PERFORMED?

From its inception date of March 5, 2007 to August 31, 2007, Highland High Income Fund, Class A, returned (1.26)% without sales charge. That was less than the return of the Fund's benchmark, the Credit Suisse ("CS") High Yield Index, which was (1.22)% for the period. During this same time period, the S&P (R) 500 Index returned 5.70% and the Lehman Brothers Aggregate Bond Index returned 1.54%.

Within the portfolio there were a number of positions that performed well during the period. The Fund's strongest performers included Spansion Floating Rate Note, Tesoro Corp. 6.50% Bond; Universal Hospital Services 8.50% Bond; Universal Hospital Services, Floating Rate Note; USI Holdings Corp. 9.75% Floating Rate Note and Verasun Energy Corp. 9.37% Bond.

The weakest performers during the period include Stone Container Corp. 8.00% Bond; Freescale Semiconductor, Inc., Term Loan; Tropicana Entertainment (Wimar Opco LLC Finance Corp.) 9.62% Bond, Six Flags, Inc. 4.50% Bond and Hynix Semiconductor, Inc. 7.87% Bond.

HOW IS THE FUND CURRENTLY POSITIONED?

The Fund is approximately 70.3% bonds, 19.3% loans and 10.4% convertible preferred stock, as a percentage of investments. With regards to diversification, the Fund is currently invested in approximately 16 industries and 21 borrowers. Some of the Fund's core positions include Realogy Corp., a real estate and relocation service provider; MetroPCS Wireless, Inc., a supplier of pre-paid wireless service; Coffeyville Resources LLC, a Kansas utility concern; Univision Communications, Inc., a Spanish language media company; and Capella Healthcare, Inc., a healthcare management and consulting company.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS A

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                           Credit Suisse High
  Date       Without Sales Charge    With Sales Charge         Yield Index
3/5/2007             $10,000              $ 9,550                $10,000
5/31/2007            $10,533              $10,060                $10,250
8/31/2007            $ 9,874              $ 9,431                $ 9,878

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Please refer to Note 10 Disclosure of Significant Risks and Contingencis for more informations

             -------------------------------------------------------
                      Average Annual Total Returns for the
                          Period Ended August 31, 2007
                                       Class A   Class C   Class Z
             -------------------------------------------------------
             Since Inception
                (March 5, 2007):
                Without sales charge     (1.26)%   (1.59)%   (1.10)%
                With sales charge        (5.69)%   (2.55)%     n/a
             -------------------------------------------------------

"WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES ("CDSC"). "WITH SALES CHARGE" RETURNS REFLECT THE MAXIMUM SALES CHARGE OF 4.50% ON CLASS A SHARES. THE CDSC ON CLASS C SHARES IS 1% WITHIN THE FIRST YEAR FOR EACH PURCHASE. THERE IS NO CDSC ON CLASS C SHARES THEREAFTER.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.HIGHLANDFUNDS.COM.

THE FUND'S INVESTMENT ADVISER IS VOLUNTARILY WAIVING FEES OR REIMBURSING EXPENSES. THESE SUBSIDIES MAY END AT ANY TIME. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.


2 | ANNUAL REPORT

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

AUGUST 31, 2007                                             HIGHLAND INCOME FUND

HOW HAS THE FUND PERFORMED?

From its inception date of March 5, 2007 to August 31, 2007, Highland Income Fund, Class A, returned 1.24% without sales charge. That was less than the return of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, which was 1.54% for the period. During this same time period, the S&P (R) 500 Index returned 5.70% and the CS High Yield Index returned (1.22)%.

Within the portfolio there were a number of positions that performed well during the period. The Fund's strongest performers include Consolidated Container Co., Second Lien Term Loan; Deluxe Entertainment Services Group, Inc., Tranche B Term Loan; Tribune Co., Initial Tranche B Advance; Deluxe Entertainment Services Group, Inc., Second Lien Term Loan; Spectrum Brands, Inc., 7.37% Bond and Royalty Pharma Finance Trust, Tranche B Term Loan.

The weakest performers during the period include Tropicana Entertainment (Wimar Opco LLC Finance Corp.) 9.62% Bond; Hynix Semiconductor, Inc. 7.87% Bond; Blockbuster, Inc. 9.00% Bond; Keystone Automotive Operations, Inc. 9.75% Bond and HUB International Holdings, Inc. 10.25% Bond.

HOW IS THE FUND CURRENTLY POSITIONED?

The Fund is approximately 89.7% bonds, and 10.3% convertible preferred stock, as a percentage of investments. With regards to diversification, the Fund is currently invested in approximately 16 industries and 21 borrowers. Some of the Fund's core positions include Viacom, Inc., a cable television operating and producer of motion pictures; Comcast Corp., a cable television operator; Verizon Communications, a provider of wireline and wireless voice and data services; Black & Decker, a manufacturer and marketer of household products; and Time Warner, Inc., a diversified media company.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS A

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                       Lehman Brothers Aggregate
  Date      Without Sales Charge   With Sales Charge           Bond Index
3/5/2007           $10,000              $ 9,550                 $10,000
5/31/2007          $10,503              $10,031                 $ 9,978
8/31/2007          $10,124              $ 9,670                 $10,154

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Please refer to Note 10. Disclosure of Significant Risks and Contingencies for more information.

             ------------------------------------------------------
                      Average Annual Total Returns for the
                          Period Ended August 31, 2007
                                       Class A   Class C   Class Z
             ------------------------------------------------------
             Since Inception
                (March 5, 2007):
                Without sales charge      1.24%     0.92%     1.42%
                With sales charge        (3.30)%   (0.07)%     n/a
             ------------------------------------------------------

"WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES ("CDSC"). "WITH SALES CHARGE" RETURNS REFLECT THE MAXIMUM SALES CHARGE OF 4.50% ON CLASS A SHARES. THE CDSC ON CLASS C SHARES IS 1% WITHIN THE FIRST YEAR FOR EACH PURCHASE. THERE IS NO CDSC ON CLASS C SHARES THEREAFTER.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.HIGHLANDFUNDS.COM.

THE FUND'S INVESTMENT ADVISER IS VOLUNTARILY WAIVING FEES OR REIMBURSING EXPENSES. THESE SUBSIDIES MAY END AT ANY TIME. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.


                                                               Annual Report | 3

FUND PROFILE
--------------------------------------------------------------------------------

                                              HIGHLAND EQUITY OPPORTUNITIES FUND

--------------------------------------------
Objective
--------------------------------------------

      Highland Equity Opportunities Fund seeks to provide consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

--------------------------------------------
Net Assets as of August 31, 2007
--------------------------------------------

      $29.7 million

--------------------------------------------
Portfolio Data as of August 31, 2007
--------------------------------------------

      The information below provides a snapshot of Highland Equity Opportunities Fund at the end of the reporting period. Highland Equity Opportunities Fund is actively managed and the composition of its portfolio will change over time.

                   ------------------------------------------
                   TOP 5 SECTORS AS OF 08/31/07 (%)*
                   ------------------------------------------
                   Healthcare                             9.9
                   ------------------------------------------
                   Energy                                 8.6
                   ------------------------------------------
                   Wireless Communications                6.7
                   ------------------------------------------
                   Gaming/Leisure                         5.9
                   ------------------------------------------
                   Financial                              4.8
                   ------------------------------------------

         -------------------------------------------------------------
         TOP 10 HOLDINGS AS OF 08/31/07 (%)*
         -------------------------------------------------------------
         Marshall & Ilsley Corp.                                   3.2
         -------------------------------------------------------------
         ICO Global Communications Holdings Ltd.                   3.1
         -------------------------------------------------------------
         Time Warner Cable, Inc., Class A                          2.8
         -------------------------------------------------------------
         Blockbuster, Inc., Class A                                2.8
         -------------------------------------------------------------
         General Dynamics Corp.                                    2.7
         -------------------------------------------------------------
         PSS World Medical, Inc.                                   2.7
         -------------------------------------------------------------
         Williams Cos., Inc.                                       2.6
         -------------------------------------------------------------
         Weyerhaeuser Co.                                          2.6
         -------------------------------------------------------------
         Starwood Hotels & Resorts Worldwide, Inc.                 2.5
         -------------------------------------------------------------
         Mosaic Co.                                                2.5
         -------------------------------------------------------------

* Sectors and holdings are calculated as a percentage of net assets.


4 | Annual Report

FUND PROFILE
--------------------------------------------------------------------------------

                                                       HIGHLAND HIGH INCOME FUND

--------------------------------------------
Objective
--------------------------------------------

      Highland High Income Fund seeks to provide high current income while also attempting to preserve capital.

--------------------------------------------
Net Assets as of August 31, 2007
--------------------------------------------

      $5.0 million

--------------------------------------------
Portfolio Data as of August 31, 2007
--------------------------------------------

      The information below provides a snapshot of Highland High Income Fund at the end of the reporting period. Highland High Income Fund is actively managed and the composition of its portfolio will change over time.

                  ---------------------------------------------
                  QUALITY BREAKDOWN AS OF 08/31/07 (%)
                  ---------------------------------------------
                  Ba                                        9.7
                  ---------------------------------------------
                  B                                        27.5
                  ---------------------------------------------
                  Caa                                      52.4
                  ---------------------------------------------
                  N/R                                      10.4
                  ---------------------------------------------

                  ---------------------------------------------
                  TOP 5 SECTORS AS OF 08/31/07 (%)*
                  ---------------------------------------------
                  Transportation                           16.1
                  ---------------------------------------------
                  Telecommunications                       13.8
                  ---------------------------------------------
                  Healthcare                               12.8
                  ---------------------------------------------
                  Energy                                   10.5
                  ---------------------------------------------
                  Housing                                   5.0
                  ---------------------------------------------

---------------------------------------------------------------------------------------------------
TOP 10 HOLDINGS AS OF 08/31/07 (%)*
---------------------------------------------------------------------------------------------------
General Motors Corp., Series D, Convertible (Preferred Stock)                                  10.3
---------------------------------------------------------------------------------------------------
Capella Healthcare, Inc. (Senior Loan)                                                          4.9
---------------------------------------------------------------------------------------------------
Univision Communications, Inc., Senior Notes, PIK (Corporate Notes and Bonds)                   4.8
---------------------------------------------------------------------------------------------------
Capella Healthcare, Inc. (Senior Loan)                                                          4.8
---------------------------------------------------------------------------------------------------
Energy XXI Gulf Coast, Inc., Senior Notes (Corporate Notes and Bonds)                           4.7
---------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Senior Unsecured Notes (Corporate Notes and Bonds)               4.7
---------------------------------------------------------------------------------------------------
Digicel Group, Ltd., Senior Unsecured Notes (Corporate Notes and Bonds)                         4.6
---------------------------------------------------------------------------------------------------
HUB International Holdings, Inc., Senior Subordinated Notes (Corporate Notes and Bonds)         4.6
---------------------------------------------------------------------------------------------------
Pinnacle Foods Finance, Senior Subordinated Notes (Corporate Notes and Bonds)                   4.6
---------------------------------------------------------------------------------------------------
Select Medical Corp. (Corporate Notes and Bonds)                                                4.4
---------------------------------------------------------------------------------------------------


                                                               Annual Report | 5

FUND PROFILE
--------------------------------------------------------------------------------

                                                            HIGHLAND INCOME FUND

--------------------------------------------
Objective
--------------------------------------------

      Highland Income Fund seeks to provide a high level of current income, with capital appreciation as a secondary objective.

--------------------------------------------
Net Assets as of August 31, 2007
--------------------------------------------

      $5.1 million

--------------------------------------------
Portfolio Data as of August 31, 2007
--------------------------------------------

      The information below provides a snapshot of Highland Income Fund at the end of the reporting period. Highland Income Fund is actively managed and the composition of its portfolio will change over time.

                  ---------------------------------------------
                  QUALITY BREAKDOWN AS OF 08/31/07 (%)
                  ---------------------------------------------
                  A                                         5.0
                  ---------------------------------------------
                  Baa                                      34.7
                  ---------------------------------------------
                  B                                        22.3
                  ---------------------------------------------
                  Caa                                      27.7
                  ---------------------------------------------
                  N/R                                      10.3
                  ---------------------------------------------

                  ---------------------------------------------
                  TOP 5 SECTORS AS OF 08/31/07 (%)*
                  ---------------------------------------------
                  Telecommunications                       14.1
                  ---------------------------------------------
                  Transportation                           11.6
                  ---------------------------------------------
                  Broadcasting                              9.8
                  ---------------------------------------------
                  Healthcare                                9.1
                  ---------------------------------------------
                  Retail                                    9.0
                  ---------------------------------------------

-------------------------------------------------------------------------------------------
TOP 10 HOLDINGS AS OF 08/31/07 (%)*
-------------------------------------------------------------------------------------------
General Motors Corp., Series D, Convertible (Preferred Stock)                         10.0
-------------------------------------------------------------------------------------------
Viacom, Inc., Senior Notes (Corporate Notes and Bonds)                                 4.9
-------------------------------------------------------------------------------------------
Comcast Corp. (Corporate Notes and Bonds)                                              4.9
-------------------------------------------------------------------------------------------
Verizon Communications, Senior Unsecured Notes (Corporate Notes and Bonds)             4.9
-------------------------------------------------------------------------------------------
Black & Decker, Senior Notes (Corporate Notes and Bonds)                               4.8
-------------------------------------------------------------------------------------------
Time Warner, Inc. (Corporate Notes and Bonds)                                          4.8
-------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC (Corporate Notes and Bonds)                            4.8
-------------------------------------------------------------------------------------------
Dominion Resources, Inc., Senior Notes (Corporate Notes and Bonds)                     4.8
-------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc. (Corporate Notes and Bonds)                               4.7
-------------------------------------------------------------------------------------------
Univision Communications, Inc., Senior Notes, PIK (Corporate Notes and Bonds)          4.7
-------------------------------------------------------------------------------------------


6 | Annual Report

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2007

                        A GUIDE TO UNDERSTANDING THE FUNDS' FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The Investment Portfolio details all of a Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details each Fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all a Fund's liabilities (including any unpaid expenses) from the total of the
                                      Fund's investment and non-investment assets. The net asset value for each class is calculated by dividing net assets by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund's net increase or decrease in net assets from operations.

 STATEMENT OF CHANGES IN NET ASSETS   This statement details how each Fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net
                                      Assets also details changes in the number of shares outstanding.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how each Fund's net asset value per share was affected by the Fund's operating results. The Financial Highlights also disclose the classes' performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational background of the Funds, their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.


                                                               Annual Report | 7

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AS OF AUGUST 31, 2007                         HIGHLAND EQUITY OPPORTUNITIES FUND

--------------------------------------------------------------------------------
  SHARES                                                             VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.8%

AEROSPACE - 3.2%
    10,282   General Dynamics Corp. ............................        807,754
     6,903   Northwest Airlines Corp. (a) ......................        128,258
                                                                   ------------
                                                                        936,012
                                                                   ------------
BROADCASTING - 2.2%
    15,500   Comcast Corp., Class A (a) ........................        404,395
    10,111   National CineMedia, Inc. ..........................        249,034
                                                                   ------------
                                                                        653,429
                                                                   ------------
CABLE/WIRELESS VIDEO - 2.8%
    23,021   Time Warner Cable, Inc., Class A (a) ..............        844,871
                                                                   ------------
CHEMICALS - 5.1%
    21,529   Georgia Gulf Corp. ................................        322,289
    17,500   Mosaic Co. (a) ....................................        735,350
    43,702   Tronox Inc., Class A ..............................        449,257
                                                                   ------------
                                                                      1,506,896
                                                                   ------------
ENERGY - 8.6%
     5,961   Chesapeake Energy Corp. ...........................        192,302
     6,226   Devon Energy Corp. ................................        468,880
    12,203   Halliburton Co. ...................................        422,102
     8,063   Southwestern Energy Co. (a) .......................        299,863
     3,704   Ultra Petroleum Corp. (a) .........................        197,794
    25,072   Williams Cos., Inc. ...............................        777,232
     3,707   XTO Energy, Inc. ..................................        201,512
                                                                   ------------
                                                                      2,559,685
                                                                   ------------
FINANCIAL - 4.8%
    22,075   Marshall & Ilsley Corp. ...........................        964,898
     4,810   Nuveen Investments, Inc., Class A .................        299,086
     3,424   SLM Corp. .........................................        172,159
                                                                   ------------
                                                                      1,436,143
                                                                   ------------
FOOD AND DRUG - 0.1%
       800   Hologic, Inc. (a) .................................         42,520
                                                                   ------------
FOREST PRODUCTS - CONTAINERS - 4.7%
    85,956   Graphic Packaging Corp. (a) .......................        409,151
    12,200   Louisiana-Pacific Corp. ...........................        228,506
    11,254   Weyerhaeuser Co. ..................................        767,185
                                                                   ------------
                                                                      1,404,842
                                                                   ------------
GAMING/LEISURE - 5.9%
   169,861   Blockbuster, Inc., Class A (a) ....................        842,510
    12,130   Starwood Hotels & Resorts
                Worldwide, Inc. ................................        741,386
     5,000   Wyndham Worldwide Corp. ...........................        159,500
                                                                   ------------
                                                                      1,743,396
                                                                   ------------

--------------------------------------------------------------------------------
  SHARES                                                             VALUE ($)
--------------------------------------------------------------------------------
HEALTHCARE - 9.9%
    21,239   Kindred Healthcare, Inc. (a) ......................        420,957
    19,026   Omnicare, Inc. ....................................        620,818
    31,800   PDL BioPharma, Inc. (a) ...........................        620,418
    41,759   PSS World Medical, Inc. (a) .......................        796,762
    11,225   Teva Pharmaceutical Industries Ltd.,
                SP ADR .........................................        482,675
                                                                   ------------
                                                                      2,941,630
                                                                   ------------
HOUSING - 1.2%
     7,961   Mariott International Inc., Class A ...............        353,628
                                                                   ------------
INFORMATION TECHNOLOGY - 1.6%
    25,250   Symantec Corp. (a) ................................        474,952
                                                                   ------------
MEDIA/TELECOMMUNICATIONS - 4.3%
    49,869   Entravision Communications Corp.,
                Class A (a) ....................................        449,320
     3,996   Gannett Co. .......................................        187,812
    10,897   R.H. Donnelley Corp. (a) ..........................        641,070
                                                                   ------------
                                                                      1,278,202
                                                                   ------------
SERVICE - 1.5%
     9,975   Walgreen Co. ......................................        449,573
                                                                   ------------
TRANSPORTATION - AUTO - 1.7%
    13,299   Wabtec Corp. ......................................        498,313
                                                                   ------------
UTILITIES - 4.5%
     9,000   Exelon Corp. ......................................        636,030
    27,186   Reliant Energy, Inc. (a) ..........................        693,515
                                                                   ------------
                                                                      1,329,545
                                                                   ------------
WIRELESS COMMUNICATIONS - 6.7%
    32,455   Clearwire Corp., Class A (a) ......................        694,537
   261,201   ICO Global Communications
                Holdings Ltd. (a) ..............................        919,427
    13,658   Metropcs Communications, Inc. (a) .................        372,727
                                                                   ------------
                                                                      1,986,691
                                                                   ------------
                Total Common Stocks
                   (Cost $20,438,568) ..........................     20,440,328
                                                                   ------------
TOTAL INVESTMENTS - 68.8% ......................................     20,440,328
   (cost of $20,438,568)                                           ------------

OTHER ASSETS & LIABILITIES, NET - 31.2% ........................      9,262,620
                                                                   ------------
NET ASSETS - 100.0% ............................................     29,702,948
                                                                   ============

INVESTMENTS SOLD SHORT AS OF AUGUST 31, 2007:

EQUITY SECURITY                                           SHARES       VALUE
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                            4,300   $   (338,668)
Las Vegas Sands Corp.                                      2,014       (200,796)
McClatchy Co., Class A                                     7,798       (176,079)
                                                                   ------------
Total Investments sold short
   (Proceeds $722,607)                                             $   (715,543)
                                                                   ============

----------
(a)    Non-income producing security.

SP ADR Sponsored American Depositary Receipt


8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AS OF AUGUST 31, 2007                                  HIGHLAND HIGH INCOME FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SENIOR LOANS (a) - 18.9%

ENERGY - OTHER ENERGY - 4.8%
             Coffeyville Resources, LLC
    40,711      Funded Letter of Credit,
                5.26%, 12/28/10 ................................         38,268
   209,289      Tranche D Term Loan,
                8.61%, 12/30/13 ................................        201,835
                                                                   ------------
                                                                        240,103
                                                                   ------------
HEALTHCARE - ACUTE CARE - 4.8%
   247,973   Capella Healthcare, Inc.
                First Lien Term Loan,
                7.86%, 11/30/12 ................................        237,434
                                                                   ------------
TELECOMMUNICATIONS - 4.4%
   234,899   Univision Communications, Inc.
                Initial Term Loan,
                7.61%, 09/29/14 ................................        218,017
                                                                   ------------
WIRELESS - CELLULAR/PCS - 4.9%
   250,000   MetroPCS Wireless, Inc.
                New Tranche B Term Loan,
                7.63%, 11/04/13 ................................        243,855
                                                                   ------------
                Total Senior Loans
                   (Cost $972,789) .............................        939,409
                                                                   ------------
CORPORATE NOTES - 69.0%

CABLE/WIRELESS VIDEO - 4.3%
   250,000   CCH I Holdings, LLC
                10.00%, 05/15/14 ...............................        211,250
                                                                   ------------
CONSUMER NON-DURABLES - 4.4%
   250,000   Solo Cup Co.
                8.50%, 02/15/14 ................................        217,813
                                                                   ------------
ENERGY - EXPLORATION & PRODUCTION - 5.7%
   250,000   Energy XXI Gulf Coast, Inc.
                Senior Notes, 10.00%, 06/15/13 (b) .............        233,750
    50,000   Parallel Petroleum Corp.
                Senior Notes, 10.25%, 08/01/14 (b) .............         50,000
                                                                   ------------
                                                                        283,750
                                                                   ------------

FINANCIAL - 4.6%
   250,000   HUB International Holdings, Inc.
                Senior Subordinated Notes,
                10.25%, 06/15/15 (b) ...........................        228,750
                                                                   ------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 4.6%
   250,000   Pinnacle Foods Finance
                Senior Subordinated Notes,
                10.63%, 04/01/17 (b) ...........................        228,750
                                                                   ------------
GAMING/LEISURE - GAMING - 3.8%
   250,000   Wimar Opco LLC Finance Corp.
                Senior Subordinated Notes,
                9.63%, 12/15/14 (b) ............................        186,250
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
GAMING/LEISURE - OTHER LEISURE - 4.3%
   250,000   Six Flags, Inc.
                Senior Unsecured Notes,
                Convertible, 4.50%, 05/15/15 ...................        215,625
                                                                   ------------
HEALTHCARE - ALTERNATE SITE SERVICES - 8.0%
   250,000   LifeCare Holdings, Inc.
                9.25%, 08/15/13 ................................        178,750
   250,000   Select Medical Corp.
                7.63%, 02/01/15 ................................        218,125
                                                                   ------------
                                                                        396,875
                                                                   ------------

HOUSING - REAL ESTATE DEVELOPMENT - 5.0%
             Realogy Corp.
   250,000      Senior Notes, 10.50%, 04/15/14 (b) .............        211,250
    50,000      Senior Subordinated Notes,
                12.38%, 04/15/15 (b) ...........................         36,937
                                                                   ------------
                                                                        248,187
                                                                   ------------
INFORMATION TECHNOLOGY - 4.7%
   250,000   Freescale Semiconductor, Inc.
                Senior Unsecured Notes,
                8.88%, 12/15/14 ................................        231,875
                                                                   ------------
RETAIL - 4.4%
   250,000   Blockbuster, Inc.
                Senior Subordinated Notes,
                9.00%, 09/01/12 ................................        216,250
                                                                   ------------
TELECOMMUNICATIONS - 9.4%
   250,000   Digicel Group, Ltd.
                Senior Unsecured Notes, PIK,
                9.13%, 01/15/15 (b) ............................        229,075
   250,000   Univision Communications, Inc.
                Senior Notes, PIK,
                9.75%, 03/15/15 (b) ............................        239,375
                                                                   ------------
                                                                        468,450
                                                                   ------------
TRANSPORTATION - AUTO - 5.8%
   100,000   Keystone Automotive Operations, Inc.
                Senior Subordinated Notes,
                9.75%, 11/01/13 ................................         80,500
   250,000   Motor Coach Industries
                International, Inc.
                11.25%, 05/01/09 ...............................        208,750
                                                                   ------------
                                                                        289,250
                                                                   ------------
                Total Corporate Notes
                   (Cost $3,807,163) ...........................      3,423,075
                                                                   ------------


                             See accompanying Notes to Financial Statements. | 9

--------------------------------------------------------------------------------

AS OF AUGUST 31, 2007                                  HIGHLAND HIGH INCOME FUND

--------------------------------------------------------------------------------
SHARES ($)                                                           VALUE ($)
--------------------------------------------------------------------------------
PREFERRED STOCK - 10.3%

TRANSPORTATION - AUTO - 10.3%
    20,000   General Motors Corp., Series D,
                Convertible ....................................        509,000
                                                                   ------------
                Total Preferred Stock
                   (Cost $500,000) .............................        509,000
                                                                   ------------
TOTAL INVESTMENTS - 98.2% ......................................      4,871,484
   (cost of $5,279,952)                                            ------------

OTHER ASSETS & LIABILITIES, NET - 1.8% .........................         88,368
                                                                   ------------
NET ASSETS - 100.0% ............................................      4,959,852
                                                                   ============

----------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at August 31, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At August 31, 2007, these securities amounted to $1,644,137 or 33.1% of net assets.

PIK   Payment in Kind


10 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AS OF AUGUST 31, 2007                                       HIGHLAND INCOME FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
CORPORATE NOTES - 87.4%

BROADCASTING - 9.8%
   250,000   Time Warner, Inc.
                5.88%, 11/15/16 ................................        245,407
   250,000   Viacom, Inc.
                Senior Notes, 6.25%, 04/30/16 ..................        250,835
                                                                   ------------
                                                                        496,242
                                                                   ------------
CABLE - US CABLE - 4.9%
   250,000   Comcast Corp.
                5.90%, 03/15/16 ................................        247,886
                                                                   ------------
CONSUMER NON-DURABLES - 4.3%
   250,000   Solo Cup Co.
                8.50%, 02/15/14 ................................        217,812
                                                                   ------------
ENERGY - EXPLORATION & PRODUCTION - 4.6%
   250,000   Energy XXI Gulf Coast, Inc.
                Senior Notes, 10.00%, 06/15/13 (a) .............        233,750
                                                                   ------------
FINANCIAL - 4.5%
   250,000   HUB International Holdings, Inc.
                Senior Subordinated Notes,
                10.25%, 06/15/15 (a) ...........................        228,750
                                                                   ------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 4.5%
   250,000   Pinnacle Foods Finance LLC
                Senior Subordinated Notes,
                10.63%, 04/01/17 (a) ...........................        228,750
                                                                   ------------
GAMING/LEISURE - OTHER LEISURE - 3.7%
   250,000   Wimar Opco LLC Finance Corp.
                Senior Subordinated Notes,
                9.63%, 12/15/14 (a) ............................        186,250
                                                                   ------------
HEALTHCARE - ALTERNATE SITE SERVICES - 4.3%
   250,000   Select Medical Corp.
                7.63%, 02/01/15 ................................        218,125
                                                                   ------------
HEALTHCARE - MEDICAL PRODUCTS - 4.8%
   250,000   Teva Pharmaceutical Finance LLC
                5.55%, 02/01/16 ................................        243,800
                                                                   ------------
HOUSING - REAL ESTATE DEVELOPMENT - 3.2%
             Realogy Corp.
   150,000      Senior Notes, 10.50%, 04/15/14 (a) .............        126,750
    50,000      Senior Subordinated Notes,
                12.38%, 04/15/15 (a) ...........................         36,938
                                                                   ------------
                                                                        163,688
                                                                   ------------
INFORMATION TECHNOLOGY - 4.6%
   250,000   Freescale Semiconductor, Inc.
                Senior Unsecured Notes,
                8.88%, 12/15/14 ................................        231,875
                                                                   ------------
MANUFACTURING - 4.8%
   250,000   Black & Decker
                Senior Notes, 5.75%, 11/15/16 ..................        245,521
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
RETAIL - 9.0%
   250,000   Blockbuster, Inc.
                Senior Subordinated Notes,
                9.00%, 09/01/12 ................................        216,250
   250,000   Macy's Retail Holdings, Inc.
                5.90%, 12/01/16 ................................        241,271
                                                                   ------------
                                                                        457,521
                                                                   ------------
TELECOMMUNICATIONS - 14.1%
   250,000   Digicel Group, Ltd.
                Senior Unsecured Notes, PIK,
                9.13%, 01/15/15 (a) ............................        229,075
   250,000   Univision Communications, Inc.
                Senior Notes, PIK,
                9.75%, 03/15/15 (a) ............................        239,375
   250,000   Verizon Communications
                Senior Unsecured Notes,
                5.55%, 02/15/16 ................................        246,388
                                                                   ------------
                                                                        714,838
                                                                   ------------
TRANSPORTATION - AUTO - 1.6%
   100,000   Keystone Automotive Operations, Inc.
                Senior Subordinated Notes,
                9.75%, 11/01/13 ................................         80,500
                                                                   ------------
UTILITIES - 4.7%
   250,000   Dominion Resources, Inc.
                Senior Notes, 5.00%, 03/15/13 ..................        241,594
                                                                   ------------
                Total Corporate Notes
                   (Cost $4,713,198) ...........................      4,436,902
                                                                   ------------

   SHARES
   ------
PREFERRED STOCK - 10.0%

TRANSPORTATION - AUTO - 10.0%
    20,000   General Motors Corp., Series D,
                Convertible ....................................        509,000
                                                                   ------------
                Total Preferred Stock
                   (Cost $500,000) .............................        509,000
                                                                   ------------
TOTAL INVESTMENTS - 97.4% ......................................      4,945,902
   (cost of $5,213,198)                                            ------------

OTHER ASSETS & LIABILITIES, NET - 2.6% .........................        133,962
                                                                   ------------
NET ASSETS - 100.0% ............................................      5,079,864
                                                                   ============

----------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At August 31, 2007, these securities amounted to $1,509,638 or 29.72% of net assets.

PIK   Payment in Kind


                            See accompanying Notes to Financial Statements. | 11

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF AUGUST 31, 2007                                           HIGHLAND FUNDS I

                                                                                    ------------------------------------------------
                                                                                       HIGHLAND        HIGHLAND
                                                                                        EQUITY           HIGH           HIGHLAND
                                                                                    OPPORTUNITIES       INCOME           INCOME
                                                                                         FUND            FUND             FUND
                                                                                         ($)             ($)               ($)
                                                                                    ------------------------------------------------
ASSETS:
   Investments, at value (cost $20,438,568, $5,279,952 and
      $5,213,198, respectively) .................................................      20,440,328        4,871,484        4,945,902
   Cash .........................................................................       8,467,607          352,865           35,794
   Restricted cash (Note 2) .....................................................       1,351,023               --               --
   Receivable for:
      Investments sold ..........................................................              --          235,938               --
      Fund shares sold ..........................................................         295,681               --               --
      Dividend and interest receivable ..........................................          58,974          110,345          108,875
      Receivable from investment adviser (Note 4) ...............................              --            7,859            8,235
   Prepaid offering costs (Note 2) ..............................................          17,004           27,459           29,543
   Other assets .................................................................          45,786            7,705            7,914
                                                                                    -------------   --------------   --------------
          Total assets ..........................................................      30,676,403        5,613,655        5,136,263
                                                                                    -------------   --------------   --------------
LIABILITIES:
   Securities sold short, at value (Proceeds $722,607, $0 and
      $0, respectively) .........................................................         715,543               --               --
   Net discount and unrealized appreciation/(depreciation) on
      unfunded transactions (Note 9) ............................................              --            1,085               --
   Payables for:
      Investments purchased .....................................................         148,530          595,500               --
      Fund shares redeemed ......................................................           5,053               --               --
      Investment advisory fees (Note 4) .........................................          22,698               --               --
      Administration fees (Note 4) ..............................................          14,338            1,259            1,262
      Trustees' fees (Note 4) ...................................................             500              500              500
      Distribution and service fees (Note 4) ....................................           8,821              112              125
      Accounting service fee (Note 4) ...........................................           6,796            3,181            3,094
      Audit fees ................................................................          35,000           35,000           35,000
      Legal fees ................................................................             453            6,197            6,202
      Transfer agent fees .......................................................           6,554            2,822            2,828
      Printing fees .............................................................           5,715            5,858            5,858
      Accrued expenses and other liabilities ....................................           3,454            2,289            1,530
                                                                                    -------------   --------------   --------------
          Total liabilities .....................................................         973,455          653,803           56,399
                                                                                    -------------   --------------   --------------
NET ASSETS ......................................................................      29,702,948        4,959,852        5,079,864
                                                                                    =============   ==============   ==============
COMPOSITION OF NET ASSETS:
   Par value (Note 1) ...........................................................           2,719              518              514
   Paid-in capital ..............................................................      29,472,489        5,174,519        5,144,391
   Undistributed net investment income/(loss) ...................................              --               82              216
   Accumulated net realized gain/(loss) from investments ........................         218,916          193,871          202,039
   Net unrealized appreciation/(depreciation) on investments
      and short positions .......................................................           8,824         (409,138)        (267,296)
                                                                                    -------------   --------------   --------------
NET ASSETS ......................................................................      29,702,948        4,959,852        5,079,864
                                                                                    =============   ==============   ==============


12 | See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

AS OF AUGUST 31, 2007                                           HIGHLAND FUNDS I

                                                                                    ------------------------------------------------
                                                                                       HIGHLAND        HIGHLAND
                                                                                        EQUITY           HIGH          HIGHLAND
                                                                                    OPPORTUNITIES       INCOME          INCOME
                                                                                         FUND            FUND            FUND
                                                                                         ($)             ($)              ($)
                                                                                    ------------------------------------------------
CLASS A
   Net assets ...................................................................      16,757,008           98,763        101,211
   Shares outstanding (unlimited authorization) .................................       1,533,997           10,305         10,247
   Net asset value per share (Net assets/shares outstanding) ....................           10.92(a)          9.58(a)        9.88(a)
   Maximum offering price per share (100 / 94.50 of $10.92;
      100 / 95.50 of $9.58 and 100 / 95.50 of $9.88, respectively) ..............           11.56(b)         10.03(b)       10.35(b)

CLASS C
   Net assets ...................................................................       5,109,141           98,451        112,292
   Shares outstanding (unlimited authorization) .................................         468,918           10,273         11,369
   Net asset value and offering price per share
      (Net assets/shares outstanding) ...........................................           10.90(a)          9.58(a)        9.88(a)

CLASS Z
   Net assets ...................................................................       7,836,799        4,762,638      4,866,361
   Shares outstanding (unlimited shares authorized) .............................         716,203          496,945        492,688
   Net asset value, offering and redemption price per share
      (Net assets/Shares outstanding) ...........................................           10.94             9.58           9.88

----------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge ("CDSC").

(b)   On sales of $1,000,000 or more, there is no sales charge.


                            See accompanying Notes to Financial Statements. | 13

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED AUGUST 31, 2007                            HIGHLAND FUNDS I

                                                                                    ------------------------------------------------
                                                                                       HIGHLAND        HIGHLAND
                                                                                        EQUITY           HIGH           HIGHLAND
                                                                                    OPPORTUNITIES       INCOME           INCOME
                                                                                       FUND (a)        FUND (b)         FUND (c)
                                                                                         ($)              ($)              ($)
                                                                                    ------------------------------------------------
INVESTMENT INCOME:
   Interest .....................................................................           3,840          179,009          168,814
   Dividends ....................................................................         220,475           32,569           19,420
   Securities lending income ....................................................          26,016               --               --
                                                                                    -------------   --------------   --------------
         Total investment income ................................................         250,331          211,578          188,234
                                                                                    -------------   --------------   --------------
EXPENSES:
   Investment advisory fees (Note 4) ............................................         220,936           16,357           12,621
   Administration fees (Note 4) .................................................          19,639            5,033            5,048
   Sub-administration fees (Note 4) .............................................          38,011            9,682            9,779
   Distribution fees: (Note 4)
         Class A ................................................................           4,392               50               50
         Class C ................................................................           9,793              377              395
   Service fees: (Note 4)
         Class A ................................................................          10,981              125              126
         Class C ................................................................           3,264              126              132
   Transfer agent fees ..........................................................          33,475            4,219            4,219
   Audit fees ...................................................................          41,000           35,000           35,000
   Legal fees ...................................................................          11,096            7,500            7,500
   Trustees' fees (Note 4) ......................................................          24,141           13,961           13,961
   Custodian fees ...............................................................           4,977            3,177            3,240
   Registration fees ............................................................          21,565            8,954            9,954
   Offering cost (Note 2) .......................................................          48,328           26,573           28,590
   Reports to shareholders ......................................................          12,009            6,191            6,191
   Other expenses ...............................................................           6,386            2,726            2,743
                                                                                    -------------   --------------   --------------
         Total operating expenses ...............................................         509,993          140,051          139,549
                                                                                    -------------   --------------   --------------
   Fees and expenses waived or reimbursed by investment
      adviser and administrator (Note 4) ........................................        (226,236)         (89,045)         (88,361)
                                                                                    -------------   --------------   --------------
         Net operating expenses .................................................         283,757           51,006           51,188
   Interest expense (Note 8) ....................................................              --               --            3,753
   Dividends for short positions ................................................           1,284               --               --
                                                                                    -------------   --------------   --------------
         Net expenses ...........................................................         285,041           51,006           54,941
                                                                                    -------------   --------------   --------------
         Net investment income (loss) ...........................................         (34,710)         160,572          133,293
                                                                                    -------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments ......................................         253,322          193,871          202,039
   Net change in unrealized appreciation/(depreciation) on
      investments ...............................................................           1,760         (408,468)        (267,296)
   Net change in unrealized appreciation/(depreciation) on
      unfunded transactions (Note 10) ...........................................              --             (670)              --
   Net change in unrealized appreciation/(depreciation) on
      short positions ...........................................................           7,064               --               --
                                                                                    -------------   --------------   --------------
         Net realized and unrealized gain/(loss) on investments .................         262,146         (215,267)         (65,257)
                                                                                    -------------   --------------   --------------
         Net increase/(decrease) in net assets from operations ..................         227,436          (54,695)          68,036
                                                                                    =============   ==============   ==============

----------
(a) Highland Equity Opportunities Fund commenced investment operations on December 5, 2006.

(b)   Highland High Income Fund commenced investment operations on March 5,
      2007.

(c)   Highland Income Fund commenced investment operations on March 5, 2007.


14 | See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED AUGUST 31, 2007                            HIGHLAND FUNDS I

                                                                                    ------------------------------------------------
                                                                                       HIGHLAND        HIGHLAND
                                                                                        EQUITY           HIGH           HIGHLAND
                                                                                    OPPORTUNITIES       INCOME           INCOME
                                                                                       FUND (a)        FUND (b)         FUND (c)
                                                                                         ($)              ($)              ($)
                                                                                    ------------------------------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
Net investment income/(loss) ....................................................         (34,710)         160,572          133,293
Net realized gain/(loss) on investments .........................................         253,322          193,871          202,039
   Net change in unrealized appreciation/(depreciation) on
      investments, unfunded transactions and short positions ....................           8,824         (409,138)        (267,296)
                                                                                    -------------   --------------   --------------
   Net increase/(decrease) from net assets from operations ......................         227,436          (54,695)          68,036
                                                                                    -------------   --------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
Class A .........................................................................              --           (3,042)          (2,502)
Class C .........................................................................              --           (2,722)          (2,290)
Class Z .........................................................................              --         (154,808)        (128,501)
                                                                                    -------------   --------------   --------------
   Total distributions declared to shareholders .................................              --         (160,572)        (133,293)
                                                                                    -------------   --------------   --------------
SHARE TRANSACTIONS
Class A
   Subscriptions ................................................................      17,832,819          100,000          100,000
   Distributions reinvested .....................................................              --            3,042            2,502
   Redemptions (Note 5) .........................................................        (905,403)              --               --
                                                                                    -------------   --------------   --------------
   Net increase .................................................................      16,927,416          103,042          102,502
Class C
   Subscriptions ................................................................       5,143,557           99,995          111,828
   Distributions reinvested .....................................................              --            2,722            2,290
   Redemptions (Note 5) .........................................................         (50,387)              --               --
                                                                                    -------------   --------------   --------------
   Net increase .................................................................       5,093,170          102,717          114,118
Class Z
   Subscriptions ................................................................       7,354,926        4,814,552        4,800,000
   Distributions reinvested .....................................................              --          154,808          128,501
                                                                                    -------------   --------------   --------------
   Net increase .................................................................       7,354,926        4,969,360        4,928,501
                                                                                    -------------   --------------   --------------
   Net increase from share transactions .........................................      29,375,512        5,175,119        5,145,121
                                                                                    -------------   --------------   --------------
   Total increase/(decrease) in net assets ......................................      29,602,948        4,959,852        5,079,864
                                                                                    -------------   --------------   --------------
NET ASSETS
Beginning of period .............................................................         100,000(d)             0                0
   End of period (including undistributed net investment
      income of $0, $82 and $216, respectively) .................................      29,702,948        4,959,852        5,079,864
                                                                                    =============   ==============   ==============
CHANGES IN SHARES
Class A
   Subscriptions ................................................................       1,617,521           10,000           10,000
   Issued for distributions reinvested ..........................................              --              305              247
   Redemptions ..................................................................         (83,524)              --               --
                                                                                    -------------   --------------   --------------
   Net increase .................................................................       1,533,997           10,305           10,247


                            See accompanying Notes to Financial Statements. | 15

--------------------------------------------------------------------------------

FOR THE PERIOD ENDED AUGUST 31, 2007                            HIGHLAND FUNDS I

                                                                                    ------------------------------------------------
                                                                                       HIGHLAND        HIGHLAND
                                                                                        EQUITY           HIGH           HIGHLAND
                                                                                    OPPORTUNITIES       INCOME           INCOME
                                                                                       FUND (a)        FUND (b)         FUND (c)
                                                                                         ($)              ($)              ($)
                                                                                    ------------------------------------------------
Class C
   Subscriptions ................................................................         473,505           10,000           11,145
   Issued for distributions reinvested ..........................................              --              273              224
   Redemptions ..................................................................          (4,587)              --               --
                                                                                    -------------   --------------   --------------
   Net increase .................................................................         468,918           10,273           11,369
Class Z
   Subscriptions ................................................................         716,203          481,418          480,000
   Issued for distributions reinvested ..........................................              --           15,527           12,688
                                                                                    -------------   --------------   --------------
   Net increase .................................................................         716,203          496,945          492,688

----------
(a) Highland Equity Opportunities Fund commenced investment operations on December 5, 2006.

(b)   Highland High Income Fund commenced investment operations on March 5,
      2007.

(c)   Highland Income Fund commenced investment operations on March 5, 2007.

(d)   Represents initial seed money.


16 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED AUGUST 31, 2007               HIGHLAND HIGH INCOME FUND (a)

                                                                                                       ($)
---------------------------------------------------------------------------------------------------------------
INCREASE IN CASH

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net investment income ......................................................................         160,572

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED BY OPERATING ACTIVITIES
   Purchase of investments securities .........................................................     (34,487,805)
   Proceeds from disposition of investment securities .........................................      29,411,574
   Increase in dividends, interest and fees receivable ........................................        (110,345)
   Increase in receivable for expense reimbursement ...........................................          (7,859)
   Increase in receivable for investments sold ................................................        (235,938)
   Increase in other assets ...................................................................         (35,164)
   Net amortization of premium (discount) .....................................................          (9,850)
   Increase in payable for investments purchased ..............................................         595,500
   Increase in payables to related parties ....................................................           1,759
   Increase in other liabilities ..............................................................          55,874
                                                                                                  -------------
      Net cash flow used by operating activities ..............................................      (4,661,682)
                                                                                                  -------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from shares sold ..................................................................          14,550
   Distributions paid in cash .................................................................              (3)
                                                                                                  -------------
      Net cash flow provided by financing activities ..........................................          14,547
                                                                                                  -------------
      Net decrease in cash ....................................................................      (4,647,135)
                                                                                                  -------------
CASH
   Beginning of the period (b) ................................................................       5,000,000
                                                                                                  -------------
   End of the period ..........................................................................         352,865
                                                                                                  =============

----------
(a)   Highland High Income Fund commenced investment operations on March 5,
      2007.

(b)   Represents initial seed money.


                            See accompanying Notes to Financial Statements. | 17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              HIGHLAND EQUITY OPPORTUNITIES FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

---------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES       CLASS C SHARES       CLASS Z SHARES

                                                             FOR THE PERIOD  ENDED 08/31/07(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        10.00       $        10.00       $        10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   (0.01)               (0.03)                0.00
   Redemption fees added to paid-in capital                   --(b)                --(b)                --(b)
   Net realized and unrealized gain                         0.93                 0.93                 0.94
                                                  --------------       --------------       --------------
      Total from investment operations                      0.92                 0.90                 0.94
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $        10.92       $        10.90       $        10.94
Total return(c)                                             9.20%(d)             9.00%(d)             9.40%(d)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $       16,757       $        5,109       $        7,837
Total expenses                                              5.25%                5.90%                4.90%
Net operating expenses(e)                                   2.95%                3.60%                2.60%
Dividend from short positions                               0.01%                0.01%                0.01%
Net expenses(e)                                             2.96%                3.61%                2.61%
Waiver/reimbursement                                        2.30%                2.30%                2.30%
Net investment loss                                        (0.41)%              (1.06)%              (0.06)%
Portfolio turnover rate                                       58%(d)               58%(d)               58%(d)

----------
(a)   Highland Equity Opportunities Fund commenced operations on December 5,
      2006.

(b)   Represents less than $0.005 per share.

(c) Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) Net expense ratio has been calculated after applying any waiver/reimbursement.

--------------------------------------------------------------------------------


18 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       HIGHLAND HIGH INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

---------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES       CLASS C SHARES       CLASS Z SHARES

                                                              FOR THE PERIOD  ENDED 08/31/07(a)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        10.00       $        10.00       $        10.00
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(b)                                 0.30                 0.27                 0.32
   Net realized and unrealized gain(b)                     (0.42)               (0.42)               (0.42)
                                                  --------------       --------------       --------------
      Total from investment operations                     (0.12)               (0.15)               (0.10)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.30)               (0.27)               (0.32)
                                                  --------------       --------------       --------------
Total distributions declared to shareholders               (0.30)               (0.27)               (0.32)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $         9.58       $         9.58       $         9.58
Total return(c)                                            (1.26)%(d)           (1.59)%(d)           (1.10)%(d)
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $           99       $           98       $        4,763
Total expenses                                              5.89%                6.54%                5.54%
Net operating expenses(e)                                   2.35%                3.00%                2.00%
Waiver/reimbursement                                        3.54%                3.54%                3.54%
Net investment income                                       6.06%                5.41%                6.41%
Portfolio turnover rate                                      641%(d)              641%(d)              641%(d)

----------
(a)   Highland High Income Fund commenced operations on March 5, 2007.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) Net expense ratio has been calculated after applying any waiver/reimbursement.

--------------------------------------------------------------------------------


                            See accompanying Notes to Financial Statements. | 19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            HIGHLAND INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES       CLASS C SHARES       CLASS Z SHARES

                                                              FOR THE PERIOD  ENDED 08/31/07(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        10.00       $        10.00       $        10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(b)                                 0.25                 0.22                 0.27
   Net realized and unrealized gain(b)                     (0.12)               (0.12)               (0.12)
                                                  --------------       --------------       --------------
      Total from investment operations                      0.13                 0.10                 0.15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.25)               (0.22)               (0.27)
                                                  --------------       --------------       --------------
Total distributions declared to shareholders               (0.25)               (0.22)               (0.27)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $         9.88       $         9.88       $         9.88
Total return(c)                                             1.24%(d)             0.92%(d)             1.42%(d)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $          101       $          112       $        4,866
Total expenses                                              5.85%                6.50%                5.50%
Net operating expenses(e)                                   2.35%                3.00%                2.00%
Waiver/reimbursement                                        3.50%                3.50%                3.50%
Interest expense                                            0.15%                0.15%                0.15%
Net expenses                                                2.50%                3.15%                2.15%
Net investment income                                       4.96%                4.31%                5.31%
Portfolio turnover rate                                      590%(d)              590%(d)              590%(d)

----------
(a)   Highland Income Fund commenced operations on March 5, 2007.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) Net expense ratio has been calculated after applying any waiver/reimbursement.

--------------------------------------------------------------------------------


20 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

NOTE 1. ORGANIZATION

Highland Funds I (the "Trust") was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company with three separate portfolios, Highland Equity Opportunities Fund (the "Equity Opportunities Fund"), Highland High Income Fund (the "High Income Fund") and Highland Income Fund (the "Income Fund") (each a "Fund" and collectively, the "Funds").

INVESTMENT OBJECTIVES

The investment objectives of the Funds are as follows:

EQUITY OPPORTUNITIES FUND. To provide consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk.

HIGH INCOME FUND. To provide high current income while seeking to preserve shareholders' capital.

INCOME FUND. To provide a high level of current income, with capital appreciation as a secondary objective.

FUND SHARES

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a "Share" and collectively, the "Shares"). Each Fund currently offers Class A, Class C and Class Z Shares. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are subject to a maximum front-end sales charge of 5.50% for the Equity Opportunities Fund and 4.50% for the High Income Fund and Income Fund, based on the amount of initial investment. Class A Shares purchased without an initial sales charge by accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of purchase. Class C Shares do not have an initial sales charge but are subject to a maximum CDSC of 1.00% on shares sold within the first year of purchase. Please read the Funds' Class A and C Shares prospectus for additional details on these CDSCs. Class Z Shares are not subject to a sales charge and are offered to certain ianstitutional and eligible investors as described in the Funds' Class Z Shares prospectus.

At August 31, 2007, Highland Capital Management L.P. ("Highland" or the "Investment Adviser") owned 18.4%, 99.7% and 99.8% of the total shares outstanding of the Equity Opportunities Fund, High Income Fund and Income Fund, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Funds use those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds' net asset value), such securities are valued at their fair value, as determined by Highland, in good faith in accordance with procedures approved by the Funds' Board of Trustees. In these cases, the Funds' net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that a Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 :00 PM London Time Spot Rate.


                                                              Annual Report | 21

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

SHORT SALES

The Equity Opportunities Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Statement of Assets and Liabilities.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. .

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

U.S. FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

DISTRIBUTIONS TO SHAREHOLDERS

The Equity Opportunities Fund intends to pay dividends from net investment income on an annual basis. The High Income and Income Funds intend to pay dividends from net investment income on a monthly basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.

OFFERING COSTS

Certain costs incurred in connection with each Fund's initial public offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund's Statement of Assets and Liabilities and includes on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

ADDITIONAL ACCOUNTING STANDARDS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes," ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the


22 | Annual Report

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

"more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. Implementation of FIN 48 will be required beginning after August 31, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Also, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"), which provides companies with an option to report selected financial assets and liabilities at fair value. The objective of SFAS 159 is to reduce both complexity in accounting for financial instruments and the volatility in earnings caused by measuring related assets and liabilities differently. SFAS 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the Funds' choice to use fair value on their earnings. SFAS 159 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. SFAS 159 does not eliminate disclosure requirements of other accounting standards, including fair value measurement disclosures in SFAS 157. SFAS 159 is effective for fiscal years beginning after November 15, 2007.

At this time, management is evaluating the implications of FIN 48, SFAS 157 and SFAS 159 and their impact on the Funds' financial statements, if any, has not been determined.

NOTE 3. U.S. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended August 31, 2007, permanent differences resulting from net investment loss, dividend on short sales and disallowed 12b-1 fees were identified and reclassified among the components of the Funds' net assets as follows:

--------------------------------------------------------------------------------
                                    Overdistributed   Accumulated Net
                                       Net Income      Realized Gain    Paid-In
Fund                                     Income            (Loss)       Capital
--------------------------------------------------------------------------------
Equity Opportunities Fund               $ 34,710         $ (34,406)      $ (304)
High Income Fund                        $     82         $      --       $  (82)
Income Fund                             $    216         $      --       $ (216)
--------------------------------------------------------------------------------

The tax character of distributions paid during the period ended August 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                      Distributions paid from:
                                                      Ordinary       Long-Term
Fund                                                   Income*    Capital Gains
--------------------------------------------------------------------------------
Equity Opportunities Fund                             $      --        $ --
High Income Fund                                      $ 160,572        $ --
Income Fund                                           $ 133,293        $ --
--------------------------------------------------------------------------------

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                                                                       Net
                             Overdistributed    Undistributed      Unrealized
                                 Ordinary         Long-Term       Appreciation
Fund                              Income        Capital Gains    (Depreciation)
--------------------------------------------------------------------------------
Equity Opportunities Fund          $ 217,425            $ 1491       $    8,824
High Income Fund                   $ 195,206            $   --       $ (410,388)
Income Fund                        $ 202,255            $   --       $ (267,296)
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sale adjustments.

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for U.S. federal income tax purposes was:

--------------------------------------------------------------------------------------------
                                                                   Net
                                   Gross          Gross       Appreciation/
Fund                           Appreciation   Depreciation   (Depreciation)*       Cost
--------------------------------------------------------------------------------------------
Equity Opportunities
   Fund                          $ 998,643     $ (996,883)      $    1,760     $ 20,438,568
High Income Fund                 $  11,711     $ (421,429)      $ (409,718)    $  5,281,202
Income Fund                      $   9,000     $ (276,296)      $ (267,296)    $  5,213,198
--------------------------------------------------------------------------------------------

* Any differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

During the period ended August 31, 2007, Equity Opportunities Fund declared a long-term capital gains distribution of $1,491.


                                                              Annual Report | 23

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES

INVESTMENT ADVISORY FEE

Highland Capital Management, L.P. is the investment adviser to the Funds. For its services, Highland receives from the Funds monthly investment advisory fees, computed and accrued daily based on the average daily managed assets of each Fund, at the annual rate of 2.25% for the Equity Opportunities Fund, 0.65% for the High Income Fund and 0.50% for the Income Fund.

"Average daily managed assets" of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

ADMINISTRATION FEES

Highland provides administrative services to each Fund. For its services, Highland receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund's average daily managed net assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. Highland pays PFPC Inc. directly for these sub-administration services.

SERVICE AND DISTRIBUTION FEES

PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of each Fund's shares. The Distributor receives the CDSCs imposed on certain redemptions of Class A and Class C Shares. For the period ended August 31, 2007, there were no CDSCs received.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which requires the payment of a monthly service fee to the Distributor at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C Shares of the Funds. The Plan also requires the payment of a monthly distribution fee to the Distributor at an annual rate of 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets attributable to Class C Shares of each Fund.

The CDSCs and the fees received from the Plan are used principally as repayment for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

For the Equity Opportunities Fund, pursuant to a written fee waiver and expense reimbursement agreement, Highland has agreed to waive its advisory and/or administration fees and/or reimburse for certain expenses (exclusive of distribution and service fees, brokerage commissions, short sale dividend and interest expense, taxes and extraordinary expenses, if any) through December 4, 2007 so that such annual expenses will not exceed 2.60% of the average daily managed assets for each of Class A, C and Z Shares for the Equity Opportunities Fund's first twelve months of operations. Additionally, Highland voluntarily has agreed to waive 100% of its advisory fee, which waiver may be terminated at any time by Highland upon fourteen days' written notice to investors.

For the High Income and Income Funds, Highland voluntarily has agreed to waive all of its advisory fees and 0.15% of its administration fee. Furthermore, Highland voluntarily has agreed to waive or reimburse a portion of each Fund's management fees or other expenses (exclusive of 12b-1 fees) such that the total annual operating expenses (exclusive of 12b-1 fees) for Class A, C and Z Shares of each Fund will not exceed 2.00% of each Fund's average daily net assets for the period that the voluntary waiver is in place. These waivers may be terminated at any time by Highland upon seven days' written notice to investors.

FEES PAID TO OFFICERS AND TRUSTEES

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of Highland.

Trustees who are not interested persons (as defined in the 1940 Act) of the Funds each receive an annual retainer of $10,000 from each Fund for services provided as Trustees of the Funds.

NOTE 5. REDEMPTION FEES

The Funds impose a 2.00% redemption fee on all Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after date of purchase. The fee is calculated based on the shares' aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds.

As of August 31, 2007, the Funds had collected the following redemption fees:

--------------------------------------------------------------------------------
                                                    Redemption Fee Amount

Fund                                           Class A     Class C     Class Z
--------------------------------------------------------------------------------
Equity Opportunities Fund                       $ 7,030     $ 2,032     $ 3,396
High Income Fund                                     --          --          --
Income Fund                                          --          --          --
--------------------------------------------------------------------------------


24 | Annual Report

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

NOTE 6. PORTFOLIO INFORMATION

For the period ended August 31, 2007, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

--------------------------------------------------------------------------------
                                  Purchases                     Sales
                             U.S.                        U.S.
Fund                      Government       Other      Government       Other
--------------------------------------------------------------------------------
Equity Opportunities
   Fund                      $ --      $ 25,598,049      $ --      $  5,317,722
High Income Fund             $ --      $ 34,487,805      $ --      $ 29,411,574
Income Fund                  $ --      $ 34,078,735      $ --      $ 29,072,047
--------------------------------------------------------------------------------

NOTE 7. SECURITIES LOANS

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds had no securities on loan as of August 31, 2007.

NOTE 8. LINE OF CREDIT

On June 7, 2007, the Funds entered into a $200,000,000 credit facility used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Funds based on their borrowings. In addition, the Funds have agreed to pay facility expenses on the unutilized line of credit, which are included on the Statement of Operations. For the period ended August 31, 2007, there were no borrowings against the credit facility.

NOTE 9. UNFUNDED LOAN COMMITMENTS

As of August 31, 2007, the High Income Fund had an unfunded loan commitment of $15,101, which could be extended at the option of the Borrower, pursuant to the following loan agreement:

--------------------------------------------------------------------------------
Borrower                                               Unfunded Loan Commitment
--------------------------------------------------------------------------------
Univision Communications, Inc.                                 $ 15,101
--------------------------------------------------------------------------------

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

NON-DIVERSIFICATION

Due to the nature of each of the Funds' investment strategy and their non-diversified status, it is possible that a material amount of a Funds' assets could be invested in the securities of only a few companies. Investing a significant portion of a Funds' assets in any one issuer would subject the Fund to a greater degree of risk with respect to the failure of one or a few issuers.

NON-PAYMENT RISK

High Income and Income Funds' corporate debt obligations, including senior loans (i.e., loans generally made to corporations, partnerships and other business entities that hold the most senior position in a borrower's capital structure) are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the senior loan experiencing non-payment, and a potential decrease in the net asset value of the Funds.

CREDIT RISK

The High Income and Income Funds may invest in investments rated below investment grade, commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield senior loans may result in greater net asset value fluctuation than if the Funds did not make such investments.

HEDGING TRANSACTIONS

Each Fund may enter into hedging transactions. The term "hedging" refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Specific strategies for reducing or "hedging" market exposure include buying put options on individual stocks or market indices, writing covered call option on stocks that the Funds own or call options on market indices and establishing short futures positions on one or more market indices correlated with the Funds' portfolio. Hedging strategies are intended to limit or reduce investment risk, but may also be expected to limit or reduce the potential for profit. No assurance can be given that any particular hedging strategy will be successful.

ILLIQUIDITY OF INVESTMENTS

The investments made by the High Income and Income Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser's assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established


                                                              Annual Report | 25

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds' investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES

The High Income and Income Funds may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Funds. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

SHORT SELLING

Short sales of the Equity Opportunities Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Equity Opportunities Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Equity Opportunities Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Equity Opportunities Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

LEVERAGE

Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate that if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds' use of leverage would result in a lower rate of return that if the Funds were not leveraged.

FOREIGN SECURITIES

Each of the Funds may invest in non-U.S. securities. Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Funds are maintained) and the various foreign currencies in which the Funds' portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.


26 | Annual Report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF HIGHLAND FUNDS I (THE "TRUST"):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of Highland High Income's cash flows and the financial highlights present fairly, in all material respects, the financial position of Highland Equity Opportunities Fund, Highland High Income Fund and Highland Income Fund (constituting Highland Funds I, hereafter referred to as the "Trust") at August 31, 2007, and the results of their operations, the changes in each of their net assets, Highland High Income's cash flows and each of their financial highlights for the periods December 5, 2006, March 5, 2007 and March 5, 2007 (commencements of operations), respectively, through August 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust"s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at August 31, 2007 by correspondence with the custodian and the banks with whom the Trust owns participations in loans, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Dallas, Texas
October 25, 2007


                                                              Annual Report | 27

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Equities Opportunity Fund (for purposes of this section, the "Fund") has retained Highland to manage its assets pursuant to an Investment Advisory Agreement which was approved by the Fund's Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"). Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on March 3, 2006, the Board considered and approved the Investment Advisory Agreement, to be effective upon commencement of operations of the Fund. Prior to the meeting, the Independent Trustees had requested detailed information from Highland which included: (1) information confirming the financial soundness of Highland; (2) information on the advisory personnel of Highland, including compensation arrangements; (3) information on the internal compliance procedures of Highland; (4) comparative information showing how the Fund's proposed fee schedule and anticipated operating expenses compare to (i) other registered funds that follow investment strategies similar to those of the Fund; and (ii) other private and registered pooled investment vehicles or accounts managed by Highland, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and
(6) information on any legal proceedings or regulatory audits or investigations affecting Highland. In connection with its deliberations at this meeting, the Board consulted with independent counsel and counsel to the Fund and considered information and factors that it believed were relevant to the interests of the Fund's shareholders, including the following:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PROVIDED BY HIGHLAND

The Independent Trustees considered the portfolio management services to be provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel who will be providing advisory services, including the background and experience of the members of the portfolio management team. The Independent Trustees reviewed the management structure, assets under management and investment philosophy and process of Highland. They also reviewed and discussed Highland's compliance policies and procedures. The Independent Trustees concluded that Highland had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature and the proposed cost of such advisory services are satisfactory.

THE INVESTMENT PERFORMANCE OF OTHER FUNDS MANAGED BY HIGHLAND

The Independent Trustees reviewed the performance of Highland for accounts or funds that have similar investment objectives and size. The Independent Trustees were satisfied with Highland's overall performance record.

THE COSTS OF THE SERVICES TO BE PROVIDED BY HIGHLAND AND THE PROFITS TO BE REALIZED BY HIGHLAND AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Independent Trustees also gave substantial consideration to the fees payable under the Investment Advisory Agreement, including: (1) the basis points to be paid to Highland; (2) the anticipated expenses Highland would incur in providing advisory services; (3) so-called "fallout benefits" to Highland, such as any incremental increase to its reputation to be derived from serving as Adviser, to the Fund; and (4) a comparison of the fees payable to Highland under the Investment Advisory Agreement to fees paid to Highland by other funds and to investment advisers serving other investment companies with similar investment programs to that of the Fund. After such review, the Independent Trustees determined that the anticipated profitability rate to Highland with respect to the Investment Advisory Agreement was fair and reasonable.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF SHAREHOLDERS

The Independent Trustees considered the effective fees under the Investment Advisory Agreement, as a percentage of assets at different asset levels, and possible economies of scale to Highland. They considered the anticipated asset levels of the Fund, the information provided by Highland relating to estimated costs, and information comparing the fee rates to be charged by Highland with fee rates charged by other unaffiliated investment managers to their clients. The Independent Trustees concluded that the fee structure is reasonable and appropriately would result in a sharing of economies of scale for the near future in view of the information provided by Highland.

Following a further discussion by the full Board of the factors above and the merits of the Investment Advisory Agreement and its various provisions, it was noted that in considering the Fund's Investment Advisory Agreement, no single factor was determinative to the decision of the Board. Rather, after weighing all of the factors and reasons discussed above, the Board determined that the terms of the advisory arrangement, including the advisory fees to be paid to Highland under the Investment Advisory Agreement, are fair and reasonable to the Fund in light of the services that Highland is expected to provide, the expected costs and reasonably foreseeable Fund asset levels.


28 | Annual Report

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Each of the High Income and Income Funds (for purposes of this section, the "Funds") has retained Highland to manage its assets pursuant to separate Investment Advisory Agreements with Highland (each an "Investment Advisory Agreement" and together, the "Investment Advisory Agreements"). Each Investment Advisory Agreement has been approved by the Funds' Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds (the "Independent Trustees"). Following an initial term of two years, each Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of each Fund, or by the Board, and, in either event, by a majority of the Independent Trustees of the Funds casting votes in person at a meeting called for such purpose.

At a meeting held on December 8, 2006, the Board considered and approved the Investment Advisory Agreements for the Funds, each to be effective upon the commencement of operations of the relevant Fund. Prior to the December 8, 2006 meeting, the Independent Trustees had requested detailed information from Highland which included: (1) information confirming the financial soundness of Highland; (2) information on the advisory personnel of Highland, including compensation arrangements; (3) information on the internal compliance procedures of Highland; (4) comparative information showing how the Funds' proposed fee schedules and anticipated operating expenses compare to (i) other registered funds that follow investment strategies similar to those of the Funds, and (ii) other private and registered pooled investment vehicles or accounts managed by Highland, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and (6) information on any legal proceedings or regulatory audits or investigations affecting Highland. In connection with their deliberations at this meeting, the Independent Trustees, assisted by their independent legal counsel, met in executive session to discuss the terms of the Investment Advisory Agreements. The Independent Trustees reviewed various factors discussed in independent counsel's legal memorandum, the detailed information provided by Highland and other relevant information and factors, including the following:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PROVIDED BY HIGHLAND

The Independent Trustees considered the portfolio management services to be provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel who will be providing advisory services, including the background and experience of the members of the portfolio management team. The Independent Trustees reviewed the management structure, assets under management and investment philosophies and processes of Highland. They also reviewed and discussed Highland's compliance policies and procedures. The Independent Trustees concluded that Highland had the quality and depth of personnel and investment methods essential to performing its respective duties under the Investment Advisory Agreements, and that the nature and the proposed cost of such advisory services were satisfactory.

THE INVESTMENT PERFORMANCE OF OTHER FUNDS MANAGED BY HIGHLAND

The Independent Trustees reviewed the performance of Highland for accounts or funds that are similar to the Funds compared with other investment companies of similar investment objectives and size. The Independent Trustees noted that they were satisfied with the overall performance records of Highland.

THE COSTS OF THE SERVICES TO BE PROVIDED BY HIGHLAND AND THE PROFITS TO BE REALIZED BY HIGHLAND AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS

The Independent Trustees also gave substantial consideration to the fees payable under the Investment Advisory Agreements, including: (1) the basis points to be paid to Highland; (2) the anticipated expenses Highland would incur in providing advisory services; (3) so-called "fallout benefits" to Highland, such as any incremental increase to its reputation to be derived from serving as investment adviser to the Funds; and (4) a comparison of the fees payable to Highland under the Investment Advisory Agreements to fees paid to Highland by other funds and to investment advisers serving other investment companies with similar investment programs to that of the Funds. After such review, the Independent Trustees determined that the anticipated profitability rates to Highland with respect to the Investment Advisory Agreements were fair and reasonable.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF SHAREHOLDERS

The Independent Trustees considered the effective fees under each of the Investment Advisory Agreements, as a percentage of assets at different asset levels, and possible economies of scale to Highland. They considered the anticipated asset levels of the Funds, the information provided by Highland relating to estimated costs, and information comparing the fee rates to be charged by Highland with fee rates charged by other unaffiliated investment managers to their clients. The Independent Trustees concluded that the fee structures are reasonable and appropriately would result in a sharing of economies of scale for the near future in view of the information provided by Highland.

Following a further discussion by the full Board of the factors above and the merits of the Investment Advisory Agreements and their various provisions, the Board agreed that the advi-


                                                              Annual Report | 29

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

sory arrangements, including the advisory fees to be paid to Highland under the Investment Advisory Agreements, are fair and reasonable to the Funds in light of the services that Highland is expected to provide, the expenses that are expected to be incurred and the reasonably foreseeable asset levels of the Funds.

ADDITIONAL PORTFOLIO INFORMATION

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

DISCLOSURE OF FUND EXPENSES

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 - 08/31/07.

This table illustrates your Fund's costs in two ways:

ACTUAL EXPENSES: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                               Beginning     Ending
                                Account      Account                  Expenses
                                 Value        Value      Expense    Paid During
                                03/01/07    08/31/07     Ratio(1)    Period(2)
--------------------------------------------------------------------------------
EQUITY OPPORTUNITIES FUND
ACTUAL FUND RETURN
   Class A                     $   1,000   $ 1,076.60       2.95%     $  15.40
   Class C                         1,000     1,068.60       3.60%        18.77
   Class Z                         1,000     1,072.60       2.60%        13.58

HYPOTHETICAL 5% RETURN
   Class A                     $   1,000   $ 1,010.33       2.95%     $  14.95
   Class C                         1,000     1,007.06       3.60%        18.21
   Class Z                         1,000     1,012.10       2.60%        13.19

HIGH INCOME FUND(3)
ACTUAL FUND RETURN
   Class A                     $   1,000   $   987.40       2.35%     $  11.52
   Class C                         1,000       984.10       3.00%        14.68
   Class Z                         1,000       989.00       2.00%         9.81

HYPOTHETICAL 5% RETURN
   Class A                     $   1,000   $ 1,013.36       2.35%     $  11.93
   Class C                         1,000     1,010.08       3.00%        15.20
   Class Z                         1,000     1,015.12       2.00%        10.16
--------------------------------------------------------------------------------


30 | Annual Report

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

--------------------------------------------------------------------------------
                               Beginning     Ending
                                Account      Account                  Expenses
                                 Value        Value      Expense    Paid During
                                03/01/07    08/31/07     Ratio(1)    Period(2)
--------------------------------------------------------------------------------
INCOME FUND(3)
ACTUAL FUND RETURN
   Class A                     $   1,000   $ 1,012.40       2.35%     $  11.66
   Class C                         1,000     1,009.20       3.00%        14.86
   Class Z                         1,000     1,014.20       2.00%         9.93

HYPOTHETICAL 5% RETURN
   Class A                     $   1,000   $ 1,013.36       2.35%     $  11.93
   Class C                         1,000     1,010.08       3.00%        15.20
   Class Z                         1,000     1,015.12       2.00%        10.16
--------------------------------------------------------------------------------

(1) Annualized, based on the Fund's most recent fiscal or partial half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the fiscal or partial half-year, then divided by 365.

(3) The Fund commenced investment operations on March 5, 2007.


                                                              Annual Report | 31

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

TRUSTEES AND OFFICERS

The Board provides broad oversight over the operations and affairs of the Funds and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Funds' business. The names and ages of the Trustees and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. The business address for each Trustee and officer of the Fund is c/o Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     PRINCIPAL           NUMBER OF PORTFOLIOS
                                            TERM OF OFFICE         OCCUPATION(S)           IN HIGHLAND FUND             OTHER
                           POSITION(S)      AND LENGTH OF           DURING PAST            COMPLEX OVERSEEN        DIRECTORSHIPS/
NAME AND AGE                WITH FUND        TIME SERVED             FIVE YEARS              BY TRUSTEE 1         TRUSTEESHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES

Timothy K. Hui               Trustee       Indefinite         Dean of Educational                 12                    None
(Age 59)                                   Term; Trustee      Resources since July
                                           since inception    2006; Assistant Provost
                                           in 2006            for Graduate Education
                                                              from July 2004 to June
                                                              2006, and Assistant
                                                              Provost for Educational
                                                              Resources from July
                                                              2001 to June 2004,
                                                              Philadelphia Biblical
                                                              University.

Scott F. Kavanaugh           Trustee       Indefinite         Private investor since              12                    None
(Age 46)                                   Term; Trustee      February 2004. Sales
                                           since inception    Representative at Round
                                           in 2006            Hill Securities from
                                                              March 2003 to January
                                                              2004; Executive at
                                                              Provident Funding
                                                              Mortgage Corporation,
                                                              February 2003 to July
                                                              2003; Executive Vice
                                                              President. Director and
                                                              CAO, Commercial Capital
                                                              Bank, January 2000 to
                                                              February 2003; Managing
                                                              Principal and Chief
                                                              Operating Officer,
                                                              Financial Institutional
                                                              Partners Mortgage
                                                              Company and the
                                                              Managing Principal and
                                                              President of Financial
                                                              Institutional Partners,
                                                              LLC (an investment
                                                              banking firm), April
                                                              1998 to February 2003.

James F. Leary               Trustee       Indefinite         Managing Director,                  12               Board Member of
(Age 77)                                   Term; Trustee      Benefit Capital                                     Capstone Group of
                                           since inception    Southwest, Inc. (a                                Funds (7 portfolios)
                                           in 2006            financial consulting
                                                              firm) since January
                                                              1999.

Bryan A. Ward                Trustee       Indefinite         Senior Manager since                12                    None
(Age 52)                                   Term; Trustee      January 2002 and
                                           since inception    Special Projects
                                           in 2006            Advisor, Accenture, LLP
                                                              (consulting firm) with
                                                              focus on the oil and
                                                              gas industry, from
                                                              September 1998 to
                                                              December 2001.
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

--------------------------------------------------------------------------------

AUGUST 31, 2007                                                 HIGHLAND FUNDS I

TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     PRINCIPAL           NUMBER OF PORTFOLIOS
                                            TERM OF OFFICE         OCCUPATION(S)           IN HIGHLAND FUND            OTHER
                           POSITION(S)       AND LENGTH OF          DURING PAST            COMPLEX OVERSEEN        DIRECTORSHIPS/
NAME AND AGE                WITH FUND         TIME SERVED            FIVE YEARS              BY TRUSTEE 1        TRUSTEESHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE 2

R. Joseph Dougherty 2      Trustee and     Indefinite Term;   Senior Portfolio                    12                    None
(Age 37)                   Chairman of     Trustee and        Manager of the
                            the Board      Chairman of the    Investment Adviser
                                           Board since        since 2000. Director
                                           inception in       and Senior Vice
                                           2006               President of the funds
                                                              in the Highland Fund
                                                              Complex.

                                                                    OFFICERS

James D. Dondero              Chief        1 year Term;       President and Director
(Age 45)                    Executive      Chief Executive    of Strand Advisors,
                           Officer and     Officer and        Inc. ("Strand"), the
                            President      President since    General Partner of the
                                           inception in       Investment Adviser.
                                           2006               President of the funds
                                                              in the Highland Fund
                                                              Complex.

Mark Okada                  Executive      1 year Term;       Executive Vice
(Age 45)                       Vice        Executive Vice     President of Strand and
                            President      President since    the funds in the
                                           inception in       Highland Fund Complex.
                                           2006

R. Joseph Dougherty        Senior Vice     1 year Term;       Senior Portfolio
(Age 37)                     Presiden      Senior Vice        Manager of the
                                           President since    Investment Adviser
                                           inception in       since 2000. Director
                                           2006               and Senior Vice
                                                              President of the funds
                                                              in the Highland Fund
                                                              Complex.

M. Jason Blackburn       Chief Financial   1 year Term;       Assistant Controller of
(Age 31)                     Officer       Secretary. Chief   the Investment Adviser
                            (Principal     Financial          since November 2001.
                            Accounting     Officer and        Treasurer and Secretary
                            Officer),      Treasurer since    of the funds in the
                          Treasurer and    2004               Highland Fund Complex.
                            Secretary

Michael Colvin                Chief        1 year Term;       General Counsel and
(Age 38)                    Compliance     Chief Compliance   Chief Compliance
                             Officer       Officer since      Officer of the
                                           July 2007          Investment Adviser
                                                              since June 2007 and
                                                              Chief Compliance
                                                              Officer of the funds in
                                                              the Highland Fund
                                                              Complex since July 2007;
                                                              Shareholder in the
                                                              Corporate and
                                                              Securities Group at
                                                              Greenberg Traurig, LLP,
                                                              January 2007 to June
                                                              2007; Partner from
                                                              January 2003 to January
                                                              2007 and Associate from
                                                              1995 to 2002 in the
                                                              Private Equity Practice
                                                              Group at Weil, Gotshal
                                                              & Manges, LLP.
------------------------------------------------------------------------------------------------------------------------------------

1 The Highland Fund Complex consists of all of the registered companies advised by the Investment Advisor as of the date of this Annual Report.

2 Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with Highland.


                                                              Annual Report | 33

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Rose Avenue, Suite 1800
Dallas, TX 75201

LEGAL ADVISOR
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York, 10036

This report has been prepared for shareholders of Highland Equity Opportunities Fund, Highland High Income Fund and Highland Income Fund. The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds' proxy voting records for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statements of Additional Information include additional information about the Funds' Trustees and are available upon request without charge by calling 1-877-665-1287.


34 | Annual Report

                      THIS PAGE LEFT BLANK INTENTIONALLY.

                      THIS PAGE LEFT BLANK INTENTIONALLY.

--------------------------------------------------------------------------------

HIGHLAND FUNDS I                                  Annual Report, August 31, 2007

[HIGHLAND FUNDS LOGO]

           managed by
Highland Capital Management, L.P.

P.O. Box 9840
Providence, RI 02940-8040

www.highlandfunds.com                                           HLC-HFI AR-08/07

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (b)  Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (d) The registrant has not granted any waiver, including any implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

     (e)  Not applicable.

     (f) The registrant's code of ethics is incorporated by reference to Exhibit (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on November 6, 2006 (Accession No. 0000935069-06-002992).


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees (the "Board") has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Leary is "independent" as defined by the SEC for purposes of this
Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2006 and $90,000 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $21,000 for 2007. The nature of the services related to agreed-upon procedures, performed on the Fund's semi-annual financial statements.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2006 and $17,100 for 2007. The nature of the services related to assistance on the Fund's tax returns and excise tax calculations.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Audit Committee shall:

          (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

          (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

          (c) establish, to the extent permitted by law and deemed appropriate by the Audit Committee, detailed pre-approval policies and procedures for such services; and

          (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $ 1,417,420 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Funds I
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James D. Dondero
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date                    October 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James D. Dondero
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date                     October 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ M. Jason Blackburn
                         -------------------------------------------------------
                           M. Jason Blackburn, Chief Financial Officer
                           (principal financial officer)

Date                     October 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.